PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

	As of September 30,
	2024	2025
	US$	US$
Leasehold improvement	801,158	855,645
Plant and machinery	5,115	5,115
Office equipment	179,144	179,144
Furniture & fixtures	94,083	94,083
Motor vehicle	273,242	148,718

Property, plant and equipment	1,352,742	1,282,705
Less: accumulated depreciation	(1,319,420)	(1,231,277)

Property, plant and equipment, net	33,322	51,428

During the year ended September 30, 2025, additions to leasehold improvements amounted to US$54,487.

Depreciation expenses recognized for the year ended September 30, 2023, 2024 and 2025 were US$187,259, US$179,103 and US$36,381 respectively.